Equity Based Compensation - Summary of Non-vested incentive Plan (Detail) - LCP Edge Intermediate, Inc. [Member] - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020
Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2019		0
Granted	178	1,473
Forfeited		(174)
Vested		(926)
Outstanding at December 31, 2020	1,295	373
Weighted average grant date fair value, Outstanding at December 31, 2019		$ 0.00
Weighted average grant date fair value, Granted		373.88
Weighted average grant date fair value, Forfeited		261.98
Weighted average grant date fair value, Vested		271.51
Weighted average grant date fair value, Outstanding at December 31, 2020		$ 680.62
Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2019		0
Granted		4,973
Forfeited		(940)
Outstanding at December 31, 2020	4,440	4,033
Weighted average grant date fair value, Outstanding at December 31, 2019		$ 0.00
Weighted average grant date fair value, Granted		252.77
Weighted average grant date fair value, Forfeited		153.45
Weighted average grant date fair value, Outstanding at December 31, 2020		$ 275.85